AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 9.4%
77,174	AT&T, Inc.	$1,572,034
37,199	Comcast Corporation - Class A	1,463,781
40,534	Interpublic Group of Companies, Inc.	1,477,870
17,166	Omnicom Group, Inc.	1,476,104
36,583	Verizon Communications, Inc.	1,520,755
		7,510,544
	Consumer Discretionary - 9.6%
32,656	Bath & Body Works, Inc.	1,502,503
17,681	Best Buy Company, Inc.	1,568,658
116,090	Ford Motor Company	1,568,376
33,946	Tapestry, Inc.	1,546,919
9,682	Whirlpool Corporation	1,506,422
		7,692,878
	Consumer Staples - 9.4%
33,021	Altria Group, Inc.	1,487,266
37,129	Kraft Heinz Company	1,504,838
28,729	Molson Coors Brewing Company - Class B	1,510,571
14,597	Philip Morris International, Inc.	1,521,591
41,190	Walgreens Boots Alliance, Inc.	1,518,264
		7,542,530
	Energy - 9.0%
8,178	Chevron Corporation	1,423,135
12,991	Exxon Mobil Corporation	1,507,086
79,626	Kinder Morgan, Inc.	1,457,156
13,818	Phillips 66	1,385,531
10,196	Valero Energy Corporation	1,427,746
		7,200,654
	Financials - 9.7%
35,358	Citizens Financial Group, Inc.	1,531,709
45,455	Lincoln National Corporation	1,610,471
14,658	Prudential Financial, Inc.	1,538,210
30,589	Truist Financial Corporation	1,510,791
31,684	US Bancorp	1,577,863
		7,769,044
	Health Care - 9.4%
10,012	AbbVie, Inc.	1,479,273
19,755	Cardinal Health, Inc.	1,526,074
17,190	CVS Health Corporation	1,516,502
17,599	Gilead Sciences, Inc.	1,477,260
127,470	Viatris, Inc.	1,550,035
		7,549,144
	Industrials - 9.4%
12,858	3M Company	1,479,698
14,923	CH Robinson Worldwide, Inc.	1,494,837
3,292	Lockheed Martin Corporation	1,525,052
6,137	Snap-on, Inc.	1,526,456
8,217	United Parcel Service, Inc. - Class B	1,522,035
		7,548,078
	Information Technology - 9.3%
2,528	Broadcom, Inc.	1,478,905
91,444	Hewlett Packard Enterprise Company	1,474,992
52,066	HP, Inc.	1,517,203
10,451	International Business Machines Corporation	1,408,063
23,758	Seagate Technology Holdings plc	1,610,317
		7,489,480
	Materials - 9.8%
12,088	Celanese Corporation	1,489,242
25,407	Dow, Inc.	1,507,905
40,236	International Paper Company	1,682,670
15,945	LyondellBasell Industries NV - Class A	1,541,722
40,500	WestRock Company	1,589,220
		7,810,759
	Real Estate - 9.5%
20,871	Boston Properties, Inc.	1,555,724
81,559	Host Hotels & Resorts, Inc.	1,537,387
67,396	Kimco Realty Corporation	1,513,714
22,445	Regency Centers Corporation	1,495,510
11,790	Simon Property Group, Inc.	1,514,544
		7,616,879
	Utilities - 5.4%
35,903	FirstEnergy Corporation	1,470,228
17,624	NextEra Energy, Inc.	1,315,279
44,944	NRG Energy, Inc.	1,537,984
		4,323,491
	TOTAL COMMON STOCKS (Cost $78,520,509)	80,053,481

	SHORT-TERM INVESTMENTS - 0.3%
246,865	Invesco Government & Agency Portfolio, Institutional Class - 4.30% (a)	246,865
	TOTAL SHORT-TERM INVESTMENTS (Cost $246,865)	246,865
	TOTAL INVESTMENTS (Cost $78,767,374) - 100.2%	80,300,346
	Liabilities in Excess of Other Assets - (0.2)%	(125,167)
	NET ASSETS - 100.0%	$80,175,179

	Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of January 31, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,053,481	$-	$-	$80,053,481
Short-Term Investments	246,865	-	-	246,865
Total Investments in Securities	$80,300,346	$-	$-	$80,300,346
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.